Subsequent Events (Details) - USD ($)	Apr. 13, 2026	Jan. 23, 2026	Jan. 21, 2026	Jan. 16, 2026	Jan. 14, 2026	Jan. 12, 2026	Aug. 26, 2025	Mar. 26, 2025	Nov. 14, 2024	May 21, 2024	Dec. 31, 2025	Dec. 23, 2025	Dec. 19, 2025	Dec. 18, 2025	Dec. 16, 2025	Dec. 15, 2025	Dec. 08, 2025	Dec. 03, 2025	Nov. 26, 2025	Nov. 24, 2025	Nov. 17, 2025	Nov. 14, 2025	Oct. 24, 2025	Oct. 21, 2025	Oct. 16, 2025	Oct. 09, 2025	Oct. 06, 2025	Oct. 02, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Reverse stock split							1-for-3.125		1-for-2	1-for-40
Conversion price per share (in Dollars per share)											$ 1.143	$ 15.26	$ 15.26	$ 15.26	$ 18.09	$ 15.26	$ 18.09	$ 18.68	$ 18.63	$ 17.65	$ 24.67	$ 24.67	$ 40.93	$ 42.65	$ 45.33	$ 44.94	$ 64.8	$ 64.8
Convertible note offering amount											$ 1,055,420
Aggregate gross proceeds								$ 320,000
Initial conversion price											85.00%
Closing sale price											85.00%
Aggregate cash fee percentage											1.00%
Cash fees											$ 503,562																		$ 3,838,650
Convertible Note Transaction [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)											$ 5.715
Convertible note offering amount											$ 7,000,000
Cash fees											$ 70,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Reverse stock split	1-for-4.5					1-for-5
Shares issued (in Shares)		41,208		26,217	26,217
Conversion price per share (in Dollars per share)		$ 15.26		$ 15.26	$ 15.26
Aggregate principal amount		$ 628,642		$ 399,957	$ 399,957
Aggregate gross proceeds			$ 7,000,000
Marketing purposes			2,300,000
Working capital and general corporate purposes			2,600,000
Repayment of certain indebtedness			$ 2,100,000
Subsequent Events [Member] | Convertible Note Transaction [Member]
Subsequent Events [Line Items]
Percentage on interest rate per annum											10.00%